Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0001580149
Registrant Name	BIOVIE INC.
Registration File Number	333-296924
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES